Stock-Based Compensation - Unamortized Compensation Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Employee Stock Option
Unamortized Expense	$ 8,138
Weighted Average Remaining Recognition Period (Years)	1 year 4 months 24 days
Restricted Stock Units
Unamortized Expense	$ 22,615
Weighted Average Remaining Recognition Period (Years)	2 years 3 months 18 days